STATEMENT OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—91.8%			Energy—9.9%
Consumer Discretionary—7.5%			Oil, Gas & Consumable Fuels—9.9%
Auto Components—0.5%			BP plc, Sponsored
Valeo SA	37,470	$1,169,542	ADR	182,634$	7,257,875
Automobiles—2.7%			Chevron Corp.	35,888	4,418,172
General Motors Co.	115,030	4,640,310	Enbridge, Inc.	30,827	1,029,314
Harley-Davidson,			Marathon
Inc.	27,690	990,749	Petroleum Corp.	30,000	1,691,700
Subaru Corp.	55,100	1,281,713	Royal Dutch
			Shell plc, Cl. A,
		6,912,772	Sponsored ADR	50,742	3,191,164
Entertainment—0.8%			Ship Finance
Nintendo Co. Ltd.	5,600	2,051,678	International Ltd.	243,450	3,201,367
Hotels, Restaurants & Leisure—0.7%			Suncor Energy, Inc.	155,110	4,451,657
McDonald's Corp.	7,800	1,643,616			25,241,249
Multiline Retail—2.0%			Financials—14.4%
Target Corp.	59,440	5,135,616	Capital Markets—1.1%
			Ares Management
Specialty Retail—0.8%			Corp. , Cl. A	97,079	2,839,561
Lowe's Cos. , Inc.	20,210	2,049,294
			Commercial Banks—7.0%
Consumer Staples—12.7%			BB&T Corp.	56,600	2,916,598
Beverages—5.1%			Citigroup, Inc.	69,130	4,919,291
Coca-Cola Co. (The)	113,350	5,965,611	M&T Bank Corp.	16,570	2,721,622
Coca-Cola			Regions Financial
European Partners			Corp.	253,520	4,038,574
plc	67,190	3,714,263	Zions Bancorp NA	68,400	3,082,788
Molson Coors					17,678,873
Brewing Co. , Cl. B	64,180	3,465,078
		13,144,952	Insurance—2.8%
			Prudential Financial,
Food & Staples Retailing—0.9%			Inc.	70,060	7,097,779
Walmart, Inc.	21,260	2,346,679
			Real Estate Investment Trusts (REITs)—3.5%
Food Products—1.4%			Crown Castle
Campbell Soup Co.	43,360	1,792,502	International Corp.	20,700	2,758,482
General Mills, Inc.	31,850	1,691,554	Equity Residential	33,080	2,609,681
		3,484,056	HCP, Inc.	45,850	1,463,990
Household Products—2.4%			Park Hotels &
Procter & Gamble			Resorts, Inc.	77,590	2,049,152
Co. (The)	52,070	6,146,343			8,881,305
Tobacco—2.9%			Health Care—11.2%
British American			Biotechnology—0.9%
Tobacco plc,			Gilead Sciences, Inc.	34,190	2,240,129
Sponsored ADR	61,940	2,205,683	Health Care Equipment & Supplies—1.2%
Philip Morris			Medtronic plc	31,630	3,224,362
International, Inc.	60,940	5,095,193
		7,300,876	Health Care Providers & Services—0.6%
			UnitedHealth
			Group, Inc.	5,950	1,481,610

1 INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Pharmaceuticals—8.5%			Semiconductors & Semiconductor
AstraZeneca plc,			Equipment—1.6%
Sponsored ADR	100,380$	4,357,496	Taiwan
Bayer AG	48,343	3,139,938	Semiconductor
GlaxoSmithKline			Manufacturing Co.
plc, Sponsored ADR	41,680	1,720,550	Ltd. , Sponsored
Merck & Co. , Inc.	59,240	4,916,328	ADR	28,540$	1,216,660
Novartis AG,			Texas Instruments,
Sponsored ADR	32,770	3,001,076	Inc.	21,880	2,735,219
Pfizer, Inc.	115,390	4,481,748			3,951,879
		21,617,136	Software—2.4%
Industrials—8.3%			Microsoft Corp.	45,790	6,239,803
Aerospace & Defense—2.3%			Materials—5.0%
Lockheed Martin			Chemicals—2.5%
Corp.	16,080	5,823,693	Corteva, Inc.	28,836	850,662
Airlines—0.4%			Dow, Inc.[1]	32,240	1,561,705
International			DuPont de
Consolidated			Nemours, Inc.	28,836	2,080,806
Airlines Group SA	185,450	955,190	Nissan Chemical
Electrical Equipment—1.7%			Corp.	39,582	1,733,259
ABB Ltd.[1]	98,531	1,851,981			6,226,432
Eaton Corp. plc	29,110	2,392,551	Containers & Packaging—0.5%
		4,244,532	International Paper
Industrial Conglomerates—0.7%			Co.	29,760	1,306,762
Siemens AG	15,979	1,754,072	Metals & Mining—2.0%
			Alumina Ltd.	1,435,090	2,282,026
Machinery—1.3%			Anglo American plc	80,490	1,987,143
Caterpillar, Inc.	20,210	2,661,051	BHP Group Ltd. ,
Deere & Co.	4,760	788,494	Sponsored ADR	14,450	793,738
		3,449,545			5,062,907
Trading Companies & Distributors—1.9%			Telecommunication Services—6.2%
ITOCHU Corp.	256,400	4,892,238	Diversified Telecommunication Services—6.2%
Information Technology—9.7%			AT&T, Inc.	206,880	7,044,264
Communications Equipment—3.0%			BT Group plc, Cl. A	572,050	1,335,308
Cisco Systems, Inc.	136,940	7,586,476	Nippon Telegraph &
Electronic Equipment, Instruments, &			Telephone Corp.	36,900	1,665,408
Components—1.2%			Verizon
Belden, Inc.	22,125	1,005,802	Communications,
Corning, Inc.	68,180	2,096,535	Inc.	101,700	5,620,959
		3,102,337			15,665,939
IT Services—1.5%			Utilities—6.9%
International			Electric Utilities—4.9%
Business Machines			Duke Energy Corp.	16,540	1,434,349
Corp.	13,590	2,014,582	Edison International	34,740	2,589,520
Mastercard, Inc. ,			Entergy Corp.	28,670	3,028,125
Cl. A	6,930	1,886,831	Iberdrola SA	214,783	2,035,026
		3,901,413	NextEra Energy, Inc.	13,177	2,729,879

2 INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND

		Shares	Value		Shares		Value
	Electric Utilities (Continued)			Investment Company—7.2%
	PPL Corp.	20,000	$592,600	Invesco
			12,409,499	Oppenheimer
Multi	-Utilities—2.0%			Institutional
				Government Money
	Dominion Energy,			Market Fund,
	Inc.	34,420	2,557,062	2.29%[2] (Cost
	National Grid plc	243,640	2,504,148	$18,395,240)	18,395,240		$18,395,240
			5,061,210
	Total Common Stocks			Total
	(Cost $202,865,953)		233,321,355	Investments,
				at Value (Cost
				$222,877,826)	99.7%		253,532,435
	Preferred Stock—0.7%			Net Other Assets
	Danaher Corp. ,			(Liabilities)	0.3		733,096
	4.75% Cv. ,			Net Assets	100.0	% $	254,265,531
	Series A1 (Cost
	$1,616,633)	1,600	1,815,840

Footnotes to Statement of Investments
-
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

Forward Currency Exchange Contracts as of July 31, 2019
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's) Appreciation Depreciation
CITNA-B	09/2019	USD	3,047	GBP	2,445	$66,980	$—
CITNA-B	08/2019	USD	6,012	JPY	650,500	23,050	—
HSBC	08/2019	EUR	1,460	USD	1,628	—	9,320
JPM	08/2019	USD	5,325	EUR	4,730	80,348	—
Total Unrealized Appreciation and Depreciation						$170,378	$9,320

Glossary:
Counterparty Abbreviations
CITNA-B	Citibank NA
JPM	JPMorgan Chase Bank NA
Currency abbreviations indicate amounts reporting in currencies
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

3 INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of July 31, 2019.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$14,459,585$	4,502,933$	— $	18,962,518
Consumer Staples	32,422,906	—	—	32,422,906
Energy	25,241,249	—	—	25,241,249
Financials	36,497,518	—	—	36,497,518
Health Care	25,423,299	3,139,938	—	28,563,237
Industrials	11,665,789	9,453,481	—	21,119,270
Information Technology	24,781,908	—	—	24,781,908
Materials	6,593,673	6,002,428	—	12,596,101
Telecommunication Services	12,665,223	3,000,716	—	15,665,939
Utilities	12,931,535	4,539,174	—	17,470,709
Preferred Stock	1,815,840	—	—	1,815,840
Investment Company	18,395,240	—	—	18,395,240
Total Investments, at Value	222,893,765	30,638,670	—	253,532,435
Other Financial Instruments:
Forward currency exchange contracts	—	170,378	—	170,378
Total Assets	$222,893,765$	30,809,048$	— $	253,702,813

Liabilities Table
Other Financial Instruments:
Forward currency exchange contracts $	— $	(9,320) $	— $	(9,320)
Total Liabilities $	— $	(9,320) $	— $	(9,320)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4 INVESCO OPPENHEIMER DIVIDEND OPPORTUNITY FUND